Investor P [Member] Expense Example - Investor P [Member] - iShares U.S. Aggregate Bond Index Fund - Investor P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 434
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	$ 825